DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Derivatives Not Designated As Hedging Instruments [Line Items]
Schedule of fair values of outstanding derivative instruments
		Fair value of
		derivative instruments
		December 31,
	Balance sheet	2015	2014
Derivatives designated and qualified as cash flow hedging instruments:
Foreign exchange contracts	Other account payables and accrued expenses	$32	$131

Total derivatives designated as hedging instruments		$32	$131

Summary of effect of derivative instruments in cash flow hedging relationships in the statement of operations and other comprehensive income (OCI)
	Amount of gain (loss) recognized in accumulated OCI (effective portion)
	Year ended December 31,
	2015	2014	2013

Foreign exchange contracts	$124	$(33)	$179

Total	$124	$(33)	$179

Schedule of Cash Flow Hedges Reclassified in Accumulated Other Comprehensive Income
	Amount of gain (loss) reclassified from accumulated OCI into income (effective portion)
	Year ended December 31,
Statements of operations	2015	2014	2013

Revenues	$211	$105	$(77)
Operating expenses	(171)	(68)	424

Total	$40	$37	$347

Financial Income Net [Member]
Derivatives Not Designated As Hedging Instruments [Line Items]
Schedule of Derivatives Not Designated As Hedging Instruments
	Gain (loss) recognized in income on derivatives
		December 31,
	Statements of operations	2015	2014	2013

Derivatives not designated as hedging instruments:
Foreign exchange contracts	Financial income (expenses), net	$(15)	$45	$(3)

Total		$(15)	$45	$(3)